Average Annual Total Returns (Core Allocation Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Since Inception	7.13%
Date of Inception	May 01, 2009
MSCI World Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns
One Year	12.34%
Since Inception	27.26%
Date of Inception	May 01, 2009
Combined Index
Average Annual Total Returns
One Year	11.08%
Since Inception	21.31%
Date of Inception	May 01, 2009
Series I, Core Allocation Trust
Average Annual Total Returns
One Year	11.00%
Since Inception	20.04%
Date of Inception	May 01, 2009
Series II, Core Allocation Trust
Average Annual Total Returns
One Year	10.72%
Since Inception	19.77%
Date of Inception	May 01, 2009
Series NAV, Core Allocation Trust
Average Annual Total Returns
One Year	10.99%
Since Inception	20.03%
Date of Inception	May 01, 2009